[CHAPMAN AND CUTLER LLP LETTERHEAD]

December 22, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Funds, Inc.
(Registration Nos. 033-16905 and 811-05309)

Ladies and Gentlemen:

On behalf of Nuveen Investment Funds, Inc. (the “Registrant”), we are transmitting Post-Effective Amendment No. 207 and Amendment No. 207 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen Small Cap Select Fund (the “fund”), a series of the Registrant, and is being filed pursuant to Rule 485(a) under the Securities Act. It is proposed that this Amendment will become effective on February 28, 2018. The Registrant is requesting selective review of this Amendment by the staff of the Securities and Exchange Commission (the “Staff”) due to the addition of Class R6 shares. The Amendment has some additional revisions that do not require a review by the Staff.

Pursuant to SEC Release No. 33-6510 (February 15, 1984), the Registrant respectfully requests selective review of this Amendment. This selective review request is made because the prospectus and statement of additional information, other than those sections relating to the above revision, are identical or substantially similar to those found in prior filings of the Registrant. The Staff reviewed Nuveen Small Cap Value Fund’s prospectus and statement of additional information in the Registrant’s Post-Effective Amendment No. 186 filed on April 29, 2016 (Post-Effective Amendment No. 189, filed on June 30, 2016, addressed the comments of the Staff). The prospectus and statement of additional information contained in the Amendment is similar to the prospectus and statement of additional information contained in the Registrant’s Post-Effective Amendment No. 186.

Should you have any questions or require further information with respect to this Amendment or the filing we consider substantially similar to the Amendment, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure